UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-8255

Exact name of registrant
    as specified in charter:            The World Funds, Inc.

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Steven M. Felsenstein, Esq.
                                        Greenberg Traurig, LLP
                                        2001 Market Street
                                        Two Commerce Square, Suite 2700
                                        Philadelphia, Pennsylvania 19103


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                September 30

Date of reporting period:               September 30


Item #1.  Reports to Stockholders.

Dear Shareholder:

Market Conditions

During the period covered by this annual report (Dec 18, 2003-Sept 30, 2004), the real estate securities market performed strongly, as indicated by the 15.26% return of the Morgan Stanley REIT Index ("RMS") and 5.09% return of the Morgan Stanley REIT Preferred Index ("MSRP"). The overall time frame, however, was characterized by significant appreciation in REIT valuations during the first quarter of 2004, a period of significant stock price correction occurring at the outset of the second quarter 2004, followed by a strong rebound beginning on May 10, 2004 resulting in the RMS index reaching all time highs during September. Overall, REIT security returns have been driven by improving real estate fundamentals as a result of an improving economy, an increase in underlying real estate net asset value (NAV), a gradual decline in interest rates from the near term peaks of May 2004, and capital inflows into the real estate sector as investors seek the competitive yields offered by the asset class. Top performing sectors within the universe of common stocks were focused on the retail sector- regional malls and strip shopping centers. The office sector, while delivering positive performance, generally lagged the broader REIT market due to tepid job growth not translating into demand for office space. Preferred stocks, as represented by the MSRP, generally had less volatility during the period while delivering an attractive income stream.

Performance Analysis

The Dividend Capital Realty Income Fund (the "Fund") has delivered competitive returns over this time period, the Fund's inaugural nine and a half months. Since inception, the Fund has returned 15.10% (for a Class A share at NAV), slightly underperforming the RMS and outperforming the MSRP. This return has been delivered while maintaining roughly equal exposure to both common stock and preferred stock, resulting in a portfolio designed to deliver current income and capital appreciation potential with lower risk than investment vehicles focused purely on REIT common stocks. Consistent with the goal of delivering a competitive income yield, the Fund paid two distributions during the period, the first in June 2004 in the amount of $0.1475 per share (A share) and the second in September 2004 in the amount of $0.15 per share (A share).

Within the common stock portion of our portfolio, positive performance was contributed by an over exposure to the retail sector--regional malls and strip shopping centers. Top contributing stocks include Macerich Co. and The Mills Corporation, both regional mall holdings. Performance was hampered by our exposure, although limited, to the suburban office sector.

The preferred stock portion of our portfolio was focused on higher-yielding issues in which our analysis of the underlying company cash flows and the capital structure of the issuing company indicated sufficient coupon coverage. We continue to believe these securities offer compelling investment opportunity.

Outlook

Going forward, a continuing recovery has the potential to enhance REIT fundamentals, particularly in more economically leveraged real estate sectors. Sector allocation and stock selection will continue to play a key role in identifying the securities that offer investors the best risk-adjusted total return. The fund will continue to seek income primarily via exposure to REIT preferred stock and debt and capital appreciation primarily via exposure to REIT common stock. We believe this creates a compelling investment option to access the real estate asset class while offering relatively high income, lower risk, and the potential for capital appreciation.

Russell Platt, Portfolio Manager
November 12, 2004


Dividend Capital Realty Income Fund
Fund Expenses

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions made within 30 days of purchase of Class A shares; within one year of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, April 1, 2004 and held for the six months ended September 30, 2004.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                              Expenses Paid During
                                         Beginning Account   Ending Account           Year*
                                               Value             Value        April 1, 2004 through
A CLASS                                    April 1, 2004   September 30, 2004  September 30, 2004
---------------------------------------------------------------------------------------------------
Actual                                        $1,000           $1,035.10             $ 9.16
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000           $1,016.00             $ 9.07
---------------------------------------------------------------------------------------------------

                                                                              Expenses Paid During
                                         Beginning Account   Ending Account           Year*
                                               Value             Value        April 1, 2004 through
C CLASS                                    April 1, 2004   September 30, 2004  September 30, 2004
---------------------------------------------------------------------------------------------------
Actual                                        $1,000           $1,030.60             $12.95
---------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000           $1,012.25             $12.83

                                      2

                                                                 Expenses Paid During
                            Beginning Account   Ending Account           Year*
                                  Value             Value        April 1, 2004 through
I CLASS                       April 1, 2004   September 30, 2004  September 30, 2004
--------------------------------------------------------------------------------------
Actual                           $1,000           $1,035.10              $7.89
--------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)      $1,000           $1,017.25              $7.82

* Expenses are equal to the Fund's annualized expense ratio of 1.80% for Class A; 2.55% for Class C and 1.55% for Class I, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 366 days in the current year.

Portfolio Holdings, by Sector, as Percentage of Net Assets

                                    [CHART]

                      Dividend Capital Realty Income Fund
            Portfolio by Industry Sector as Percentage of Net Assets
                                 as of 9/30/04

Industry Segment                     Percentage of Net Assets
----------------------------------   ------------------------
Apartments                                    14.08%
Healthcare                                     4.21%
Hotels                                        22.30%
Industrial                                     5.26%
Mortgage                                      21.42%
Net Lease                                      2.42%
Office/Suburban                                2.91%
Office/Central Business District               4.19%
Realty/Diversified                             1.43%
Regional Malls                                11.69%
Self Storage                                   2.39%
Shopping Center                                5.51%
Other assets, net                              2.17%


                                      3

                                    [CHART]

                      COMPARISON OF $10,000 INVESTMENT IN
  DIVIDEND CAPITAL REALTY INCOME FUND VS. MORGAN STANLEY REIT INDEX (RMS) AND
                   MORGAN STANLEY REIT PREFERRED INDEX (MSRP)
                                 Class A Shares
                           [sales load not reflected]

              Dividend Capital
             Realty Income Fund    RMS     MSRP
             ------------------  -------  -------
12/18/2003     $10,000           $10,000  $10,000
12/31/2003      10,010            10,109   10,062
 3/31/2004      11,120            11,327   10,303
 6/30/2004      10,698            10,634    9,944
 9/30/2004      11,510            11,525   10,506

 Past performance is not predictive of future performance.

                      COMPARISON OF $10,000 INVESTMENT IN
  DIVIDEND CAPITAL REALTY INCOME FUND VS. MORGAN STANLEY REIT INDEX (RMS) AND
                   MORGAN STANLEY REIT PREFERRED INDEX (MSRP)
                                 Class A Shares
                         [maximum sales load reflected]

              Dividend Capital
             Realty Income Fund    RMS     MSRP
             ------------------  -------  -------
12/18/2003     $ 9,425           $10,000  $10,000
12/31/2003       9,434            10,109   10,062
 3/31/2004      10,481            11,327   10,303
 6/30/2004      10,082            10,634    9,944
 9/30/2004      10,848            11,525   10,506

 Past performance is not predictive of future performance. Performance figures include deduction of maximum applicable sales charges.


      Total Return for Period Ended September 30, 2004* - Class A shares
                                                                                                      Since Inception
 No sales load reflected:                                                                                 15.10%
 Maximum sales loadreflected:                                                                              8.48%

  * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

     The Morgan Stanley REIT Index is a capitalization weighted benchmark index of actively traded public real estate investment trusts.

     The Morgan Stanley REIT Preferred Index is a preferred stock market capitalization-weighted total return index of all exchange-traded perpetual preferred securities of equity REITs.

     (The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                      4

                                    [CHART]

                      COMPARISON OF $10,000 INVESTMENT IN
    DIVIDEND CAPITAL REALTY INCOME FUND VS. MORGAN STANLEY REIT INDEX (RMS)
                 AND MORGAN STANLEY REIT PREFERRED INDEX (MSRP)
                                 Class C Shares

               DIVIDEND CAPITAL
              REALTY INCOME FUND     RMS              MSRP
              ------------------   -------          -------
12/18/03          $10,000          $10,000          $10,000
12/31/03           10,010           10,109           10,062
 3/31/04           11,090           11,328           10,303
 6/30/04           10,648           10,634            9,944
 9/30/04           11,429           11,525           10,506

            Past performance is not predictive of future performance.





             Total Return for Period Ended September 30, 2004*- Class C Shares

                             Since Inception:       14.29%

     * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


     The Morgan Stanley REIT Index is a capitalization weighted benchmark index of actively traded public real estate investment trusts.

     The Morgan Stanley REIT Preferred Index is a preferred stock market capitalization-weighted total return index of all exchange-traded perpetual preferred securities of equity REITs.

     (The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                      5

                                    [CHART]

                       COMPARISON OF $10,000 INVESTMENT IN
    DIVIDEND CAPITAL REALTY INCOME FUND VS. MORGAN STANLEY REIT INDEX (RMS)
                 AND MORGAN STANLEY REIT PREFERRED INDEX (MSRP)
                                 Class I Shares

              DIVIDEND CAPITAL
             REALTY INCOME FUND      RMS              MSRP
             ------------------    -------          -------
12/18/03          $10,000          $10,000          $10,000
12/31/03           10,010           10,109           10,062
 3/31/04           11,120           11,327           10,303
 6/30/04           10,698           10,634            9,944
 9/30/04           11,510           11,525           10,506
            Past performance is not predictive of future performance.


         Total Return for Period Ended September 30, 2004* - Class I Shares

                        Since Inception:       15.10%

     * The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares


     The Morgan Stanley REIT Index is a capitalization weighted benchmark index of actively traded public real estate investment trusts.

     The Morgan Stanley REIT Preferred Index is a preferred stock market capitalization-weighted total return index of all exchange-traded perpetual preferred securities of equity REITs.

     (The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                                      6

                      DIVIDEND CAPITAL REALTY INCOME FUND
                            SCHEDULE OF INVESTMENTS
                              September 30, 2004

         Number                                               Market
         of Shares Security Description                       Value
         --------- --------------------                     -----------

                   COMMON STOCK                      48.20%

                   APARTMENTS:                       10.61%
           2,200   AvalonBay Communities Inc.               $   132,484
           3,800   BRE Propeties Inc. A                         145,730
           5,550   Summit Properties Inc.                       150,128
                                                            -----------
                                                                428,342
                                                            -----------

                   HEALTHCARE:                        1.64%
           3,200   Nationwide Health Properties Inc.             66,400
                                                            -----------

                   HOTELS:                            5.50%
           5,900   LaSalle Hotel                                162,840
           4,400   Strategic Hotel Capital Inc.                  59,488
                                                            -----------
                                                                222,328
                                                            -----------

                   INDUSTRIAL:                        5.26%
           1,725   AMB Property Corp                             63,859
           2,100   First Industrial Realty                       77,490
           3,450   First Potomac Realty                          71,277
                                                            -----------
                                                                212,626
                                                            -----------

                   NET LEASE:                         2.42%
           5,800   US Restaurant PPTY                            97,962
                                                            -----------

                   OFFICE/CENTRAL BUSINESS
                   DISTRICT:                          4.20%
           1,025   Boston Properties                             56,775
           2,175   SL Green Realty Corp.                        112,687
                                                            -----------
                                                                169,462
                                                            -----------

                   REALTY/DIVERSIFIED:                1.43%
             925   Vornado Realty Trust                          57,979
                                                            -----------

                   REGIONAL MALLS:                    9.24%
           2,125   Macerich Co.                                 113,241
           1,575   The Mills Corporation                         81,695
           3,325   Simon Property Group                         178,320
                                                            -----------
                                                                373,256
                                                            -----------

                                      7

       Number                                                  Market
       of Shares Security Description                          Value
       --------- --------------------                        -----------

                 SELF STORAGE:                         2.39%
         1,950   Public Storage                              $    96,622
                                                             -----------

                 SHOPPING CENTER:                      5.51%
         2,600   Acadia Realty Corporation                        38,350
           950   Developers Diversified Realty Corp.              37,193
         1,700   Federal Realty Investment Trust                  74,800
         2,900   New Plan Excel Realty                            72,500
                                                             -----------
                                                                 222,843
                                                             -----------
                 TOTAL COMMON STOCKS
                 (Cost: $1,919,252)                            1,947,820
                                                             -----------

                 PREFERRED STOCK                      49.63%

                 APARTMENTS:                           3.48%
         3,000   Aimco PFD Class R                                80,010
         2,500   Aimco PFD Class U                                60,525
                                                             -----------
                                                                 140,535
                                                             -----------

                 HEALTHCARE:                           2.57%
         4,100   Omega Healtcare PFD B                           103,935
                                                             -----------

                 HOTELS:                              16.79%
         5,000   Ashford Hospitality Trust Inc. PFD A            127,050
           800   Felcor Lodging Trust Inc. PFD A                  19,360
         4,600   Felcor Lodging Trust Inc. PFD B                 117,760
         6,050   Host Marriott PFD B                             158,026
         3,500   LaSalle Hotel PFD B                              91,000
         6,400   Westcoast Hosp TR PFD A                         165,760
                                                             -----------
                                                                 678,956
                                                             -----------

                 MORTGAGE:                            21.42%
        11,000   Accredited Home PFD A                           279,950
        10,500   American Home Mortgage PFD A                    281,295
         4,200   Impac Mortgage Holdings PFD B                   113,988
         7,475   Novastar Financial PFD C                        190,388
                                                             -----------
                                                                 865,621
                                                             -----------

                                      8

      Number                                                      Market
      of Shares Security Description                              Value
      --------- --------------------                            ----------

                OFFICE/SURBURBAN:                         2.91%
        2,050   Corporate Office Properties Trust PFD E         $   55,596
        2,450   Prime Group PFD B                                   62,034
                                                                ----------
                                                                   117,630
                                                                ----------

                REGIONAL MALLS:                           2.46%
        3,900   Gllimcher Realty PFD G                              99,255
                                                                ----------

                TOTAL PREFERRED STOCKS
                (Cost: $1,957,672)                               2,005,932
                                                                ----------

                TOTAL INVESTMENTS:
                (Cost: $ 3,876,924 )*                    97.83%  3,953,752
                Other assets, net                         2.17%     87,669
                                                        ------  ----------
                NET ASSETS                              100.00% $4,041,421
                                                        ======  ==========

* Cost for Federal Income tax purpose is $3,877,890 and net unrealized appreciation consists of:

                    Gross unrealized appreciation $ 89,363
                    Gross unrealized depreciation  (13,501)
                                                  --------
                    Net unrealized appreciation   $ 75,862
                                                  ========

See Notes to Financial Statements

                                      9

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2004
--------------------------------------------------------------------------------

 ASSETS
   Investments at value (identified cost of $3,876,924)
    (Notes 1 & 3)                                                    $3,953,752
   Cash                                                                  14,793
   Receivables:
    Securities sold                                         $200,247
    Dividends                                                 17,852
    Capital stock sold                                        62,905
    Due from related party                                     7,609
                                                            --------
                                                                        288,613
   Prepaid expenses                                                      25,010
                                                                     ----------
      TOTAL ASSETS                                                    4,282,168
                                                                     ----------

 LIABILITIES
   Payable for securities purchased                                     229,970
   Accrued expenses:
    Accrued management fees                                    2,025
    Accrued 12b-1 fees                                         5,752
    Accrued liabilities                                        3,000
                                                            --------
                                                                         10,777
                                                                     ----------
      TOTAL LIABILITIES                                                 240,747
                                                                     ----------

 NET ASSETS                                                          $4,041,421
                                                                     ==========
 Class A Shares
   NET ASSETS                                                        $2,722,275
                                                                     ==========
   NET ASSET VALUE AND REDEMPTION PRICE PER
    SHARE ($2,722,275 / 243,102 shares outstanding)                  $    11.20
                                                                     ==========
   MAXIMUM OFFERING PRICE PER SHARE ($11.20 x 100 /
    94.25)                                                           $    11.88
                                                                     ==========
 Class C Shares
   NET ASSETS                                                        $1,266,251
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE ($1,266,251 / 113,414 shares outstanding)                  $    11.16
                                                                     ==========
 Class I Shares
   NET ASSETS                                                        $   52,895
                                                                     ==========
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
    SHARE ($52,895 / 4,726 shares outstanding)                       $    11.19
                                                                     ==========
   At September 30, 2004 there were 50,000,000 shares of
    $.01 par value stock authorized and components of
    net assets are:
   Paid in capital                                                   $3,810,144
   Undistributed net investment income                                  148,959
   Accumulated net realized gain on investments                           5,490
   Net unrealized appreciation of investments                            76,828
                                                                     ----------
   Net Assets                                                        $4,041,421
                                                                     ==========

See Notes to Financial Statements

                                      10

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF OPERATIONS

Period Ended September 30, 2004*
--------------------------------------------------------------------------------

   INVESTMENT INCOME
    Dividends                                              $96,578
    Interest                                                   202
                                                           -------
      Total investment income                                      $ 96,780
                                                                   --------

   EXPENSES
    Investment advisory fees (Note 2)                       14,614
    12b-1 and servicing fees, Class A & C (Note 2)           5,752
    Recordkeeping and administrative services (Note 2)       1,462
    Directors fee                                           10,500
    Accounting fees (Note 2)                                   731
    Transfer agent fees (Note 2)                             1,462
    Legal and audit fees                                    20,329
    Registration fees                                       29,974
    Shareholder servicing and reports (Note 2)              12,695
    Custody fees                                            20,114
    Miscellaneous                                            9,571
                                                           -------
      Total expenses                                                127,204
    Management fee waiver and reimbursed expenses (Note 2)          (98,849)
                                                                   --------
      Net expenses                                                   28,355
                                                                   --------
    Net investment income                                            68,425
                                                                   --------

   REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments                                162,687
    Net increase in unrealized appreciation on investments           76,828
                                                                   --------
    Net gain on investments                                         239,515
                                                                   --------
    Net increase in net assets resulting from operations           $307,940
                                                                   ========

* Commencement of operations for each Class of shares was December 18, 2003.

See Notes to Financial Statements

                                      11

DIVIDEND CAPITAL REALTY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Period ended
                                                             September 30, 2004*
                                                             -------------------
OPERATIONS
  Net investment income                                          $   68,425
  Net realized gain on investments                                  162,687
  Change in unrealized appreciation of investments                   76,828
                                                                 ----------
  Net increase in net assets resulting from operations              307,940

DISTRIBUTION TO SHAREHOLDERS FROM
  Ordinary income - Class A shares ($0.27 per share)                (51,938)
  Realized gain on investments Class A Shares ($0.03 per
   share)                                                            (7,010)
  Ordinary income - Class C shares ($0.23 per share)                (15,109)
  Realized gain on investments Class C shares ($0.03 per
   share)                                                            (1,675)
  Ordinary income - Class I shares ($0.28 per share)                   (833)
  Realized gain on invetments Class I shares ($0.03 per
   share)                                                               (98)
                                                                 ----------
  Net distributions                                                 (76,663)
                                                                 ----------

CAPITAL SHARE TRANSACTIONS*
  Net increase in net assets resulting from capital share
   transactions** A shares                                        2,551,664
  Net increase in net assets resulting from capital share
   transactions** C shares                                        1,208,327
  Net increase in net assets resulting from capital share
   transactions** I shares                                           50,153
                                                                 ----------
                                                                  3,810,144
  Net increase in net assets                                      4,041,421
  Net assets at beginning of period                                      --
                                                                 ----------
NET ASSETS at the end of the period (including
  undistributed net investment income of $148,959)               $4,041,421
                                                                 ==========

* Commencement of operations of each Class of shares was December 18, 2003. **A summary of capital share transactions follows:

                         Period ended         Period ended      Period ended
                      September 30, 2004   September 30, 2004  September 30, 2004
                       Class A Shares *     Class C Shares*    Class I Shares*
                     -------------------  -------------------  ------------------
                      Shares     Value     Shares     Value    Shares    Value
                     -------  ----------  -------  ----------  ------    -------
   Shares sold       257,899  $2,703,399  112,884  $1,202,670  4,694    $49,814
   Shares reinvested   4,035      43,885      938      10,222     32        339
   Shares redeemed   (18,832)   (195,620)    (408)     (4,565)    --         --
                     -------  ----------  -------  ----------  -----     -------
   Net increase      243,102  $2,551,664  113,414  $1,208,327  4,726    $50,153
                     =======  ==========  =======  ==========  =====     =======

See Notes to Financial Statements

                                      12

DIVIDEND CAPITAL REALTY INCOME FUND
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                 Class A Shares      Class C Shares      Class I Shares
                                  Period ended        Period ended        Period ended
                               September 30, 2004* September 30, 2004* September 30, 2004*
                               ------------------- ------------------- -------------------
Per Share Operating
  Performance
Net asset value, beginning of
  period                             $ 10.00             $ 10.00             $ 10.00
Income from investment
  operations-
  Net investment income                 0.29                0.21                0.29
  Net realized and unrealized
   gain on investments                  1.21                1.21                1.21
                                     -------             -------             -------
  Total from investment
   operations                           1.50                1.42                1.50
                                     -------             -------             -------
Less distributions:
   Distributions from net
     investment income                  0.27                0.23                0.28
   Distributions from
     realized gains                     0.03                0.03                0.03
                                     -------             -------             -------
Total Distributions                     0.30                0.26                0.31
                                     -------             -------             -------
  Net asset value, end of
   period                            $ 11.20             $ 11.16             $ 11.19
                                     =======             =======             =======
Total Return                           15.10%              14.29%              15.10%
                                     =======             =======             =======

Ratios/Supplemental Data
  Net assets, end of period
   (000's)                           $ 2,722             $ 1,266             $    53
Ratio to average net
  assets/(A)/
  Expenses/(B)/                         1.80%**             2.55%**             1.55%**
  Net investment income                 4.83%**             4.05%**             5.08%**
Portfolio turnover rate               497.37%             497.37%             497.37%

* Commencement of operations of each Class of shares was December 18, 2003. **Annualized

/(A)/Fee waivers and reimbursements reduced the expense ratio and increased net investment income ratio for each Class by 6.76% for the period ended September 30, 2004.

/(B)/Expense ratio reflects the effect of fee waivers and reimbursements.

See Notes to Financial Statements

                                      13

DIVIDEND CAPITAL REALTY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2004
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Dividend Capital Realty Income Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in December, 2003 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 850,000,000 shares of $.01 par value common stock. The Fund currently offers three Classes of shares ("Class A", "Class C", and "Class I").

      The investment objective of the Fund is to achieve current income. Capital appreciation is a secondary objective. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies principally engaged in the real estate industry, including real estate investment trusts. Such securities are common stocks, preferred stocks, debt securities, including commercial mortgage-backed securities, or securities convertible into common stocks, such as warrants, convertible bonds, debentures or convertible preferred stock.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Security Valuation. The Fund's securities are valued at current market prices. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Directors. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Directors believes reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund's net asset value is determined as of such times.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined on a first-in, first-out basis.

      D. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions

                                      14

that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      E. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class.

      F. Real Estate Investments Trust Securities. The Fund has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its quarterly distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

      G. Reclassifications. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2004, the Fund increased undistributed net investment income by $148,413 and decreased undistributed capital gains by $148,413.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Dividend Capital Investments LLC, (DCI), provides investment advisory services for an annual fee of 1.00% of the average daily net assets of the Fund. DCI has contractually agreed to waive its fees and reimburse the Fund through December 31, 2006 for expenses in order to limit the Class A operating expenses to 1.80% of Class A average net assets; Class C operating expenses to 2.55% of Class C average net assets and Class I operating expenses to 1.55% of Class I average net assets. For the period ended September 30, 2004, the Advisor waived fees of $12,589 and reimbursed other expenses of $86,260.

      The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of September 30, 2004 was $98,849.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A or Class C shares of the Fund may finance activities which are primarily intended to result in the sale of the Fund's Class A or Class C shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the period ended September 30, 2004, there were $5,039 of distribution expenses incurred by the Fund's Class A or Class C shares.

                                      15

      The Fund's Distribution and Service Plan for its Class C shares also provides that the Fund will compensate the Distributor with a servicing fee at the rate of .25% per annum of the C Class average daily net assets for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the period ended September 30, 2004 there were $713 of servicing fees incurred.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $1,462 for providing shareholder services, record-keeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .10% of average daily net assets.

      First Dominion Capital Corporation ("FDCC") acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares. Underwriting fees of $7,263 were received by FDCC in connection with the distribution of the Fund's shares during the period ended September 30, 2004. In addition, FDCC receives a contingent deferred sales charge ("CDSC") of 2% for certain Class A Fund share redemptions occurring within 30 days of purchase or certain Class C share redemptions occurring within 1 year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share.

      Dividend Capital Securities LLC, ("DCS"), an affiliate of the Advisor, serves as a selling broker-dealer of the Fund and may receive compensation in the form of sales commissions, 12b-1 fees and shareholder servicing fees. No such fees were received by DCS for the period ended September 30, 2004.

      Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $1,462 for its services for the period ended September 30, 2004.

      Commonwealth Fund Accounting ("CFA") is the Fund's Accounting agent. CFA received $731 for its services for the period ended September 30, 2004.

      Certain officers and/or directors of the Fund are also officers, principals and/or directors of CFA, CSS, FDCC and FSI.

NOTE 3 - INVESTMENTS/CUSTODY

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the period ended September 30, 2004, aggregated $13,142,352 and $9,419,332, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

NOTE 5 - SPECIAL MEETING OF SHAREHOLDERS

      A Special Meeting of Shareholders of the Fund (the "Special Meeting") was held on March 9, 2004. This Special Meeting was called to approve a change in the Fund's sub-classification, as defined in Section 5(b) of the Investment Company Act of 1940, as amended, from "diversified" to "non-diversified" and to amend one of the Fund's fundamental investment restrictions concerning diversification. The number of shares voting for approval was 61,038; the number of shares voting against the proposal was 0; the number of shares abstaining was 1,344 and the number of broker non-votes was 0.

                                      16

      The tax character of distributions paid during the period ended September 30, 2004 was as follows:

                                              Period ended
                                           September 30, 2004
                                           ------------------
                  Distributions paid from:
                   Ordinary income              $76,663
                                                =======

      As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

                        Ordinary income         $149,925
                        Net realized gains         5,490
                        Unrealized appreciation   75,862
                                                --------
                                                $231,277
                                                ========

                                      17

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The World Funds, Inc. Richmond, Virginia

We have audited the accompanying statement of assets and liabilities of the Dividend Capital Realty Income Fund, a series of The World Funds, Inc., including the schedule of portfolio investments as of September 30, 2004, and the related statement of operations for the period December 18, 2003, the inception date, to September 30, 2004, the statement of changes in net assets for the period then ended and the financial highlights for the period ended September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (US). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dividend Capital Realty Income Fund as of September 30, 2004, the results of its operations for the period December 18, 2003, the inception date, to September 30, 2004, the changes in its net assets for the period then ended and the financial highlights for the period indicated thereon, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER AND BAKER
Philadelphia, Pennsylvania
November 12, 2004

                                      18

SUPPLEMENTAL INFORMATION (Unaudited)

The World Funds, Inc.
(the "Company")

Information pertaining to the directors and officers of the fund is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 527-9525.

Name, Address and Age    Position(s) Held Number of Principal Occupation(s)                Other
                         with Company     Funds in  During the Past 5 Years                Directorships by
                         and Tenure       Company                                          Directors and
                                          Overseen                                         Number of Funds
                                                                                           in the Complex
                                                                                           Overseen
-------------------------------------------------------------------------------------------------------------
Interested Directors:
-------------------------------------------------------------------------------------------------------------
* John Pasco, III(1)     Chairman,            6     Mr. Pasco is Treasurer and a Director  Vontobel Funds,
8730 Stony Point Parkway Director and               of Commonwealth Shareholder            Inc. - 1 Fund; The
Suite 205                Treasurer since            Services, Inc. ("CSS"), the            World Insurance
Richmond, VA 23235       May, 1997                  Company's Administrator, since         Trust - 1 Fund
(58)                                                1985; President and Director of First
                                                    Dominion Capital Corp. ("FDCC"),
                                                    the Company's underwriter; Director
                                                    and shareholder of Fund Services,
                                                    Inc., the Company's Transfer and
                                                    Disbursing Agent since 1987;
                                                    President and Treasurer of
                                                    Commonwealth Capital Management,
                                                    Inc. since 1983 which also owns an
                                                    interest an interest in the investment
                                                    adviser to the Third Millennium
                                                    Russia Fund, another fund of the
                                                    Company; President of
                                                    Commonwealth Capital Management,
                                                    LLC, the investment adviser to the
                                                    GenomicsFund series of the
                                                    Company, since December, 2000;
                                                    Shareholder of Commonwealth Fund
                                                    Accounting, Inc., which provides
                                                    bookkeeping services to the
                                                    Company; Chairman, Director and
                                                    Treasurer of Vontobel Funds, Inc., a
                                                    registered investment company, since
                                                    March, 1997; Chairman, Trustee and
                                                    Treasurer of The World Insurance
                                                    Trust, a registered investment
                                                    company, since May, 2002. Mr.
                                                    Pasco is also a certified public
                                                    accountant.
-------------------------------------------------------------------------------------------------------------

                                      19

Name, Address and Age   Position(s) Held Number of Principal Occupation(s)               Other
                        with Company     Funds in  During the Past 5 Years               Directorships by
                        and Tenure       Company                                         Directors and
                                         Overseen                                        Number of Funds
                                                                                         in the Complex
                                                                                         Overseen
-----------------------------------------------------------------------------------------------------------
Non-Interested Directors:
-----------------------------------------------------------------------------------------------------------
Samuel Boyd, Jr.         Director since      6     Mr. Boyd is Manager of the Customer   Vontobel Funds,
10808 Hob Nail Court     May, 1997                 Services Operations and Accounting    Inc. - 1 Fund; The
Potomac, MD 20854                                  Division of the Potomac Electric      World Insurance
(63)                                               Power Company since August, 1978;     Trust - 1 Fund;
                                                   Director of Vontobel Funds, Inc., a   Satuit Capital
                                                   registered investment company, since  Management
                                                   March, 1997; a Trustee of The World   Trust - 1 Fund;
                                                   Insurance Trust, a registered         Janus Adviser
                                                   investment company, since May,        Series Trust - 2
                                                   2002; a Trustee of Satuit Capital     Funds
                                                   Management Trust, a registered
                                                   investment company, since October,
                                                   2002; a Trustee of Janus Advisor
                                                   Series Trust, a registered investment
                                                   company, since September, 2003. Mr.
                                                   Boyd is also a certified public
                                                   accountant.
-----------------------------------------------------------------------------------------------------------
William E. Poist         Director since      6     Mr. Poist is a financial and tax      Vontobel Funds,
5272 River Road          May, 1997                 consultant through his firm           Inc. - 1 Fund; The
Bethesda, MD 20816                                 Management Funds Consulting for       World Insurance
(67)                                               Professionals since 1968; Director of Trust - 1 Fund;
                                                   Vontobel Funds, Inc., a registered    Satuit Capital
                                                   investment company, since March,      Management
                                                   1997; a Trustee of The World          Trust - 1 Fund
                                                   Insurance Trust, a registered
                                                   investment company, since May,
                                                   2002; and a Trustee of Satuit Capital
                                                   Management Trust, a registered
                                                   investment company, since February,
                                                   2004. Mr. Poist is also a certified
                                                   public accountant.
-----------------------------------------------------------------------------------------------------------
Paul M. Dickinson        Director since      6     Mr. Dickinson is President of Alfred  Vontobel Funds,
8704 Berwickshire Drive  May, 1997                 J. Dickinson, Inc. Realtors since     Inc. - 1 Fund; The
Richmond, VA 23229                                 April, 1971; Director of Vontobel     World Insurance
(56)                                               Funds, Inc., a registered investment  Trust - 1 Fund;
                                                   company, since March, 1997; a         Satuit Capital
                                                   Trustee of The World Insurance        Management
                                                   Trust, a registered investment        Trust - 1 Fund
                                                   company, since May, 2002; and a
                                                   Trustee of Satuit Capital Management
                                                   Trust, a registered investment
                                                   company, since February, 2004.
-----------------------------------------------------------------------------------------------------------


                                      20

Name, Address and Age    Position(s) Held Number of Principal Occupation(s)                 Other
                         with Company     Funds in  During the Past 5 Years                 Directorships by
                         and Tenure       Company                                           Directors and
                                          Overseen                                          Number of Funds
                                                                                            in the Complex
                                                                                            Overseen
------------------------------------------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------------------------------------------
F. Byron Parker, Jr.     Secretary since     N/A    Mr. Parker is Secretary of CSS and            N/A
1500 Forest Avenue       May, 1997                  FDCC since 1986; Secretary of
Suite 222                                           Vontobel Funds, Inc., a registered
Richmond, VA 23229                                  investment company, since March,
(60)                                                1997; Secretary of The World
                                                    Insurance Trust, a registered
                                                    investment company, since May,
                                                    2002; and partner in the law firm
                                                    Parker and McMakin.
------------------------------------------------------------------------------------------------------------
* Jane H. Williams       Vice President      N/A    Ms. Williams is President of Sand             N/A
245 Lytton Avenue        of the Company             Hill Advisors, Inc., a registered
Suite 250                and President of           investment adviser, since August,
Palo Alto, CA 94301-1465 the Sand Hill              2000 and was the Executive Vice
(52)                     Portfolio                  President of Sand Hill Advisors, since
                         Manager Fund               1982.
                         series since
                         May, 1997.
------------------------------------------------------------------------------------------------------------
* Leland H. Faust        President of the    N/A    Mr. Faust is President of CSI Capital         N/A
One Montgomery Street    CSI Equity Fund            Management, Inc., a registered
Suite 2525               series and the             investment adviser, since 1978.
San Francisco, CA 94104  CSI Fixed                  Mr. Faust is also a partner in the law
(57)                     Income Fund                firm Taylor & Faust since September,
                         series since               1975.
                         October, 1997.
------------------------------------------------------------------------------------------------------------
* Stephen Goddard        Vice President      N/A    Mr. Goddard has been the President            N/A
Riverfront Plaza         of the Company             and principal shareholder of The
West Tower               and President of           London Company, a registered
901 East Byrd Street     the New Market             investment adviser, since its inception
Suite 1350A              Fund series                and has been the portfolio manager of
Richmond, VA 23219       since March,               the New Market Fund series since its
(42)                     2003                       inception on October 1, 1998. Mr.
                                                    Goddard is also a director and
                                                    shareholder of Virginia Management
                                                    Investment Corporation, a registered
                                                    investment adviser. Mr. Goddard has
                                                    fifteen years experience in senior
                                                    portfolio management, security
                                                    analysis and finance.
------------------------------------------------------------------------------------------------------------

                                      21

Name, Address and Age       Position(s) Held Number of Principal Occupation(s)                Other
                            with Company     Funds in  During the Past 5 Years                Directorships by
                            and Tenure       Company                                          Directors and
                                             Overseen                                         Number of Funds
                                                                                              in the Complex
                                                                                              Overseen
--------------------------------------------------------------------------------------------------------------
Officers (continued):
--------------------------------------------------------------------------------------------------------------
* John T. Connor, Jr.       Vice President      N/A    Mr. Connor is President of Third             N/A
1185 Avenue of the Americas of the Company             Millennium Investment Advisors,
32nd Floor                  and President of           LLC, a registered investment adviser,
New York, NY 10036          the Third                  since April, 1998; and Chairman of
(62)                        Millennium                 ROSGAL Insurance since 1993.
                            Russia Fund
                            series since
                            October, 1998.
--------------------------------------------------------------------------------------------------------------
* Robert J. Sullivan        Vice President      N/A    Chairman of the Board, President and         N/A
2608 Goldbug Avenue,        of the Company             Treasurer of Satuit Capital
Sullivan's Island, SC 29482 and President of           Management Trust, an open-end
(42)                        the                        investment management company,
                            GenomicsFund               since December, 2000; Managing
                            series since               Director and Investment Officer of
                            January, 2003              Satuit Capital Management, LLC, a
                                                       registered investment adviser, from
                                                       June, 2000 to Present; Portfolio
                                                       Manager and Senior Equity Analyst
                                                       at Cadence Capital Management from
                                                       1997 to 2000, an institutional asset
                                                       management firm.
--------------------------------------------------------------------------------------------------------------
* Russell Platt             Vice President      N/A    Mr. Platt is Chief Investment Officer        N/A
518 17th Street,            of the Company             and Portfolio Manager of Dividend
Suite 1700,                 and President of           Capital Investments LLC. He is also
Denver, CO 80202            the Dividend               Chief Executive Officer of Forum
                            Capital Realty             Partners, an investment management
                            Income Fund                firm. Previously he was a Managing
                            series since               Director of Security Capital Research
                            December, 2003.            and Management, Inc.'s investment
                                                       management subsidiary. Prior to
                                                       joining Security Capital, Mr. Platt
                                                       served as President-International of
                                                       JER Partners, a real estate investment
                                                       company, and prior to that, served
                                                       from 1982 to 1999 at Morgan
                                                       Stanley.
--------------------------------------------------------------------------------------------------------------

(1)Mr. Pasco is considered to be an "interested person" of the Company, as that term is defined in the 1940 Act. Mr. Pasco is an interested person because:
   (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, the adviser to GenomicsFund series of the Company; (3) he owns an interest in Third Millennium Investment Advisors, LLC, the adviser to another fund of the Company; (4) he owns FDCC, the principal underwriter of the Company; and (5) he owns or controls several of the Company's various service providers.
* Officer of the Company and also affiliated with an investment advisor to a fund of the Company.

                                      22

Dividend Capital Realty Income Fund
Supplemental Information Continued (unaudited)

A. Proxy Voting Information (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

B. Portfolio Holdings (unaudited)

Beginning with its first and third fiscal quarters ending on or after July 9, 2004, the Fund will file its complete schedule of portfolio holdings with the SEC on Form N-Q. The Fund's Form N-Q will be available without charge, upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov.

                                      23

Investment Advisor:

   Dividend Capital Investments, LLC
     518 Seventeenth Street, Suite 1200
     Denver, Colorado 80202

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, VA 23235

Independent Auditors:

   Tait, Weller and Baker
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to the Dividend Capital Realty Income Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525 Toll Free. Fund information also available online at dividendcapital.com

                         Annual Report to Shareholders

                            DIVIDEND CAPITAL REALTY
                                  INCOME FUND

                                  A series of
                             The World Funds, Inc.
                         A "Series" Investment Company

                             For the Period Ended
                              September 30, 2004

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $8,000 for 2004 and not applicable for 2003.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and not applicable for 2003.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,000 for 2004 and not applicable for 2003.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2004 and not applicable for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Dividend Capital Realty Income Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and not applicable for 2003.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

        Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   The World Funds, Inc.

By (Signature and Title)*:      /s/John Pasco, III
                                --------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:        October 25, 2005



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                Chief Executive Officer
                                (principal executive officer)

Date:         October 25, 2005


By (Signature and Title)*:      /s/John Pasco, III
                                -------------------
                                 John Pasco, III
                                               Chief Financial Officer
                                (principal financial officer)

Date:         October 25, 2005


* Print the name and title of each signing officer under his or her signature.